Financial risk management and impairment of financial assets (Details) £ in Thousands, $ in Thousands	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Financial risk management and impairment of financial assets
Restricted cash	£ 8,235		£ 7,420
Cash deposits held			212,660		£ 839
USD
Financial risk management and impairment of financial assets
Cash deposits held | $		$ 47,999		$ 145,098
Credit risk
Financial risk management and impairment of financial assets
Maximum exposure to credit risk	9,248		672		2,799
Allowance account for credit losses of financial assets			0		£ 0
Credit risk | Trade receivables
Financial risk management and impairment of financial assets
Allowance account for credit losses of financial assets	£ 0		£ 0